Profit Appropriation and Restricted Net Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Profit Appropriation And Restricted Net Assets
Minimum percentage of after-tax profit transferred by VIEs to statutory reserve fund	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory reserve funds	50.00%
Reserves made to non-distributable general reserve/statutory surplus funds (in dollars)	$ 130.4	$ 133.6
Net assets subject to restriction for the Group (in dollars)	$ 567.2
Percent of restricted net assets of total consolidated net assets	16.10%